Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Marketable Securities [Abstract]
Marketable Securities

2.  Marketable Securities

Marketable securities are considered “available-for-sale” in accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 320, “Debt and Equity Securities,” and thus are reported at fair value in the Company’s accompanying balance sheet, with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders’ equity.  Amounts reclassified out of accumulated other comprehensive income (loss) into realized gains and losses are accounted for on the basis of specific identification and are included in other income or expense in the statement of operations.  The Company classifies such investments as current on the balance sheet as the investments are readily marketable and available for use in current operations.

The Company had no marketable securities as of March 31, 2020.  The following table shows the Company’s marketable securities’ adjusted cost, gross unrealized gains and losses, and fair value by significant investment category as of December 31, 2019:

	December 31, 2019

	Cost	Gross Unrealized	Gross Unrealized	Fair
	Basis	Gains	Losses	Value
Commercial Paper	$1,996,216	$1,184	$-	$1,997,400
Corporate Bonds	998,920	900	-	999,820
Total Marketable Securities	$2,995,136	$2,084	$-	$2,997,220

3.  Marketable Securities

The following table shows the Company’s marketable securities’ adjusted cost, gross unrealized gains and losses, and fair value by significant investment category as of December 31, 2019 and 2018:

	December 31, 2019
	Cost	Gross Unrealized	Gross Unrealized	Fair
	Basis	Gains	Losses	Value
Commercial Paper	$1,996,216	$1,184	$-	$1,997,400
Corporate Bonds	998,920	900	-	999,820
Total Marketable Securities	$2,995,136	$2,084	$-	$2,997,220

	December 31, 2018
	Cost	Gross Unrealized	Gross Unrealized	Fair
	Basis	Gains	Losses	Value
Corporate Bonds	$5,999,356	$-	$(17,836)	$5,981,520

The Company typically invests in highly rated securities, with the primary objective of minimizing the potential risk of principal loss.  As of December 31, 2019, all of the Company’s marketable securities are due to mature in less than one year.